Property and Equipment (Details Narrative) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 13,498	$ 27,246	$ 66,489	$ 92,968
Impairment assets